Share Capital - Options, Additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / $ $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	449,248	316,910
Weighted average exercise price (in usd per share) | $ / shares	$ 13.14	$ 15.66
Expiration period	5 years
Total fair value of options on grant date	$ 2,800	$ 1,800
Exchange rate | $ / $	1.3544
Share-based compensation	$ 7,931	$ 7,848
Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price of options exercised (in usd per share) | $ / shares	$ 12.44	$ 19.01
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share-based compensation	$ 2,091	$ 2,925